Investment in Equity Method Investee	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investment in Equity Method Investee [Abstract]
Investment in Equity Method Investee
Investment in Equity Method Investee
Through a joint venture arrangement with PGS Participacoes Ltda., the Company holds a 50% ownership interest in PGS Consultoria e Serviços Ltda. (the “Brazilian Joint Venture”), which operates Outback Steakhouse restaurants in Brazil.  The Company accounts for the Brazilian Joint Venture under the equity method of accounting.  At March 31, 2013 and December 31, 2012, the Company’s net investment of $39.3 million and $36.0 million, respectively, was recorded in Investments in and advances to unconsolidated affiliates, net, and a foreign currency translation adjustment of $0.4 million and $0.6 million was recorded in Accumulated other comprehensive loss in the Company’s Consolidated Balance Sheets for the three months ended March 31, 2013 and 2012, respectively. The Company’s share of earnings of $2.9 million and $2.4 million for the three months ended March 31, 2013 and 2012, respectively, was recorded in Income from operations of unconsolidated affiliates in the Company’s Consolidated Statements of Operations and Comprehensive Income.
The following table presents summarized financial information for 100% of the Brazilian Joint Venture for the periods ending as indicated (in thousands):

	THREE MONTHS ENDED
	MARCH 31,
	2013	2012
Net revenue from sales	$65,933	$58,564
Gross profit	45,323	40,824
Income from continuing operations	7,077	8,147
Net income	4,764	4,808

Investment in Equity Method Investee
Through a joint venture arrangement with PGS Participacoes Ltda., the Company holds a 50% ownership interest in the Brazilian Joint Venture, which operates Outback Steakhouse restaurants in Brazil.  The Company accounts for the Brazilian Joint Venture under the equity method of accounting.  At December 31, 2012 and 2011, the Company’s net investment of $36.0 million and $34.0 million, respectively, was recorded in Investments in and advances to unconsolidated affiliates, net, and a foreign currency translation adjustment of ($3.1) million and ($3.8) million was recorded in Accumulated other comprehensive loss in the Company’s Consolidated Balance Sheets during the years ended December 31, 2012 and 2011, respectively. The Company’s share of earnings of $5.1 million, $6.8 million and $5.5 million for the years ended December 31, 2012, 2011 and 2010, respectively, was recorded in Income from operations of unconsolidated affiliates in the Company’s Consolidated Statements of Operations and Comprehensive Income.
The following tables present summarized financial information for 100% of the Brazilian Joint Venture for the periods ending as indicated (in thousands):

	DECEMBER 31,
	2012	2011
Current assets	$33,269	$26,882
Noncurrent assets	72,214	63,458
Current liabilities	24,546	20,516
Noncurrent liabilities	16,997	10,694

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Net revenue from sales	$246,819	$225,720	$161,860
Gross profit	172,011	153,377	112,647
Income from continuing operations	24,268	24,507	18,980
Net income	11,151	13,547	11,300